Derivatives and Fair Value of Financial Instruments - Gain (Loss) on Derivatives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commodities
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Gains (losses) on derivatives	$ (12)	$ (9)	$ 21
Commodities | Cost of sales
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Gains (losses) on derivatives	(12)	(9)
Foreign currencies | Cost of sales
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Gains (losses) on derivatives	2	(7)
Foreign currencies | Foreign currency gains (losses), net
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Gains (losses) on derivatives	1	$ (1)
Equity futures contract | Other investment income (loss), net
Amount of gain or (loss) recognized for each type of derivative and its location in the Consolidated Statements of Comprehensive Income
Gains (losses) on derivatives	$ (6)